FORM 5500 SCHEDULE H, PART IV, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

NVENT MANAGEMENT COMPANY RETIREMENT SAVINGS AND INVESTMENT PLAN			(EIN: 82-3123161)
			(Plan #001)
FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

Identity of issuer, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Description	Cost	Current value
COMMON/COLLECTIVE TRUSTS:
Vanguard Fiduciary Trust	Target Retirement Income Trust II	Common/collective trust	*	$4,375,227
Vanguard Fiduciary Trust	Target Retirement 2020 Fund Trust II	Common/collective trust	*	8,822,667
Vanguard Fiduciary Trust	Target Retirement 2025 Fund Trust II	Common/collective trust	*	32,007,275
Vanguard Fiduciary Trust	Target Retirement 2030 Fund Trust II	Common/collective trust	*	58,925,156
Vanguard Fiduciary Trust	Target Retirement 2035 Fund Trust II	Common/collective trust	*	62,192,328
Vanguard Fiduciary Trust	Target Retirement 2040 Fund Trust II	Common/collective trust	*	36,550,068
Vanguard Fiduciary Trust	Target Retirement 2045 Fund Trust II	Common/collective trust	*	47,793,850
Vanguard Fiduciary Trust	Target Retirement 2050 Fund Trust II	Common/collective trust	*	45,329,388
Vanguard Fiduciary Trust	Target Retirement 2055 Fund Trust II	Common/collective trust	*	30,885,900
Vanguard Fiduciary Trust	Target Retirement 2060 Fund Trust II	Common/collective trust	*	17,810,501
Vanguard Fiduciary Trust	Target Retirement 2065 Fund Trust II	Common/collective trust	*	6,116,518
Vanguard Fiduciary Trust	Target Retirement 2070 Fund Trust II	Common/collective trust	*	1,070,259
Fidelity Management Trust Company(1)	Growth Company Commingled Pool A	Common/collective trust	*	118,237,299
Reliance Trust Company	Legal & General Russell 3000 Fund	Common/collective trust	*	43,154,236
Reliance Trust Company	Legal & General MSCI EAFE Fund	Common/collective trust	*	3,006,026
BlackRock Institutional Trust Co NA	Total Return Bond Fund L	Common/collective trust	*	6,482,458
Loomis Sayles Trust Company, LLC	Small Cap Growth Fund Class C	Common/collective trust	*	11,863,609
Total common/collective trusts				534,622,765
MUTUAL FUNDS
Oakmark	Fund Investor Class	Mutual funds	*	33,907,489
Dodge & Cox	International Stock Fund	Mutual funds	*	10,557,359
Fidelity Investments Institutional Operations Company, LLC(1)	US Bond Index Fund	Mutual funds	*	3,122,023
Victory Capital	Integrity Small Cap Value Fund Class C	Mutual funds	*	7,545,030
The Vanguard Group, Inc.	International Growth Fund Admiral Shares	Mutual funds	*	6,414,476
Total mutual funds				61,546,377
STABLE VALUE FUND
Fidelity Management Trust Company(1)	Managed Income Portfolio II, Class 1	Stable value fund	*	19,786,984
Total stable value funds				19,786,984
INTEREST-BEARING CASH
Vanguard	Federal Money Market	Interest-bearing cash	*	6,535,153
Total interest-bearing cash			*	6,535,153
ORDINARY SHARES			*
nVent Electric plc(1)	Ordinary shares	Common stock	*	29,922,559
Total ordinary shares			*	29,922,559
SELF-DIRECTED BROKERAGE ACCOUNTS			*
Fidelity Brokerage Link(1)	Various investments including common stocks, mutual funds, and money market funds	Self-directed brokerage account	*	12,459,694
NOTES RECEIVABLE FROM PARTICIPANTS, NET OF $170,016 IN DEEMED DISTRIBUTIONS (1)	Interest rates range from 3.25% to 9.50%. Maturity dates range from 2026 to 2040	Participant loan funds	*	6,079,737
TOTAL				$670,953,269
(1)Party-in-interest.
*    Cost information is not required for participant-directed investments and, therefore, is not included.